Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Maximum Exposure to Credit Risk before Collateral Held or Other Credit Enhancements

The following table shows the maximum exposure to credit risk before taking into account any collateral held or other credit enhancements at March 31, 2018 and 2017.

	At March 31,
	2018	2017
	(In millions)
Credit risk exposures relating to assets on the consolidated statement of financial position:
Deposits with banks	¥53,992,931	¥46,207,027
Call loans and bills bought	1,881,880	1,872,209
Reverse repurchase agreements and cash collateral on securities borrowed	8,491,703	8,924,385
Trading assets	2,841,148	3,339,928
Derivative financial instruments	3,885,271	4,063,982
Financial assets at fair value through profit or loss	1,528,921	1,582,957
Investment securities:
Held-to-maturity investments	372,459	1,173,419
Available-for-sale financial assets	14,282,706	12,123,770
Loans and advances	85,129,070	95,273,845
Other financial assets	3,598,642	3,424,591
Financial assets included in assets held for sale	3,099,888	—
Credit risk exposures relating to off-balance sheet items(1):
Loan commitments	60,107,128	62,357,210
Financial guarantees and other credit-related contingent liabilities	8,426,245	7,924,711

Total	¥247,637,992	¥248,268,034

(1)	The off-balance sheet items represent the nominal amounts of undrawn loan commitments, financial guarantees and other credit-related contingent liabilities.

Financial Effect of Collateral and Other Credit Enhancements on Loans and Advances for Borrowers Requiring Caution and Impaired Loans and Advances

The following table shows the financial effect of collateral and other credit enhancements on loans and advances for borrowers requiring caution and impaired loans and advances at March 31, 2018 and 2017. The maximum collateral amounts included in the disclosure are limited to the carrying value of loans and advances where the credit exposure is over-collateralized.

	At March 31,
	2018	2017
	(In millions)
Loans and advances for borrowers requiring caution and impaired loans and advances	¥1,965,681	¥3,212,447
Financial effect of collateral and other credit enhancements	959,015	1,422,996

Loans and Advances by Geographical Sector

Geographical sector

	At March 31,
	2018	2017
	(In millions)
Domestic	¥57,830,627	¥68,020,094
Foreign:
Americas	11,221,244	11,417,162
Europe	4,949,471	5,031,197
Asia	8,423,747	8,412,109
Others	3,434,838	3,310,164

Total foreign	28,029,300	28,170,632

Gross loans and advances	85,859,927	96,190,726
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(239,181)	(236,425)
Less: Allowance for loan losses	(491,676)	(680,456)

Net loans and advances	¥85,129,070	¥95,273,845

Loans and Advances by Industry Sector

Industry sector

	At March 31,
	2018	2017
	(In millions)
Domestic:
Manufacturing	¥7,961,620	¥9,578,147
Agriculture, forestry, fisheries and mining	145,957	174,021
Construction	947,765	1,151,989
Transportation, communications and public enterprises	5,424,054	5,365,225
Wholesale and retail	5,288,767	5,721,005
Finance and insurance	2,777,862	2,844,546
Real estate and goods rental and leasing	9,017,664	10,101,846
Services	4,255,228	4,885,247
Municipalities	1,000,286	1,216,211
Lease financing	14,629	2,706,641
Consumer(1)	16,363,489	19,096,755
Others	4,633,306	5,178,461

Total domestic	57,830,627	68,020,094

Foreign:
Public sector	372,008	299,746
Financial institutions	4,496,646	4,588,001
Commerce and industry	21,023,885	21,041,905
Lease financing	357,660	404,658
Others	1,779,101	1,836,322

Total foreign	28,029,300	28,170,632

Gross loans and advances	85,859,927	96,190,726
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(239,181)	(236,425)
Less: Allowance for loan losses	(491,676)	(680,456)

Net loans and advances	¥85,129,070	¥95,273,845

(1)	The balance in Consumer mainly consists of housing loans. The housing loan balances amounted to ¥11,482,678 million and ¥13,766,771 million at March 31, 2018 and 2017, respectively.

Disaggregation of Structured Finance Loans and Advances

Structured finance:

	At March 31,
	2018	2017
	(In millions)
Real estate finance	¥2,421,408	¥2,222,530
Project finance	3,976,222	3,859,424
Other structured finance	374,430	370,160

Total structured finance	¥6,772,060	¥6,452,114

Secured and Unsecured Consumer Loans

Consumer:

	At March 31,
	2018	2017
	(In millions)
Secured loans(1)	¥12,255,845	¥14,994,042
Unsecured loans	4,107,644	4,102,713

Total consumer	¥16,363,489	¥19,096,755

(1)	The secured loans and advances mainly represent housing loans. The housing loan balances amounted to ¥11,482,678 million and ¥13,766,771 million at March 31, 2018 and 2017, respectively.

Summary of Loans and Advances

Loans and advances are summarized as follows:

	At March 31,
	2018	2017
	(In millions)
Neither past due nor impaired	¥84,856,335	¥94,825,134
Past due but not impaired	124,724	136,904
Impaired(1)	878,868	1,228,688

Gross loans and advances	85,859,927	96,190,726
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(239,181)	(236,425)
Less: Allowance for loan losses	(491,676)	(680,456)

Net loans and advances	¥85,129,070	¥95,273,845

(1)	Loans and advances to borrowers who are classified in the borrower categories of substandard borrowers, potentially bankrupt borrowers, effectively bankrupt borrowers, and bankrupt borrowers described in the obligor grading system represent impaired loans and advances.

Loans and Advances Neither Past Due nor Impaired

The following tables show the credit quality of the portfolio of loans and advances that were neither past due nor impaired, by geography and by industry based on the corporate obligor grading system of SMBC at March 31, 2018 and 2017. Since the internal rating system of SMBC’s consumer portfolio differs from the corporate obligor grading system, the balances of loans and advances to consumers are included in the grade category of “Other.” Additionally, as the SMBC Group’s subsidiaries are adopting various internal rating systems which differ from SMBC, the grade category of “Other” also includes some balances of loans and advances held by those subsidiaries.

	At March 31, 2018
	Normal				Requiring Caution
	J 1-3	J 4-6	Japanese government and local municipal corporations	Other	J 7	Other	Total
	(In millions)
Domestic:
Manufacturing	¥4,275,861	¥2,190,117	¥—	¥1,196,566	¥199,616	¥22,681	¥7,884,841
Agriculture, forestry, fisheries and mining	81,900	42,892	13,973	207	599	—	139,571
Construction	319,394	468,222	—	119,439	26,779	459	934,293
Transportation, communications and public enterprises	4,069,995	1,066,246	86,932	133,132	46,657	148	5,403,110
Wholesale and retail	2,333,434	2,399,747	—	297,583	155,584	1,421	5,187,769
Finance and insurance	1,801,410	349,934	2,785	618,935	1,630	5	2,774,699
Real estate and goods rental and leasing	5,696,289	3,082,764	13,696	95,634	87,218	7	8,975,608
Services	1,599,011	2,355,545	37,693	94,218	96,498	115	4,183,080
Municipalities	—	—	1,000,286	—	—	—	1,000,286
Lease financing	—	—	—	14,629	—	—	14,629
Consumer(1)	—	234	—	15,900,425	1,669	73,180	15,975,508
Others	53,633	2,057,571	1,685,694	728,206	69,005	680	4,594,789

Total domestic	20,230,927	14,013,272	2,841,059	19,198,974	685,255	98,696	57,068,183

	G 1-3	G 4-6	—	Other	G 7	Other	Total
Foreign:
Public sector	191,678	81,448	—	97,890	30	941	371,987
Financial institutions	2,381,927	338,659	—	1,752,693	—	7,891	4,481,170
Commerce and industry	14,009,273	2,425,819	—	4,114,066	222,395	53,793	20,825,346
Lease financing	23,290	—	—	330,406	—	3,964	357,660
Others	1,194,334	161,795	—	383,463	9,964	2,433	1,751,989

Total foreign	17,800,502	3,007,721	—	6,678,518	232,389	69,022	27,788,152

Total	¥38,031,429	¥17,020,993	¥2,841,059	¥25,877,492	¥917,644	¥167,718	¥84,856,335

(1)	The balance in the grade category of “Other” in Consumer includes housing loans, which amounted to ¥11,302,350 million and ¥51,189 million for the borrower category of Normal and Requiring Caution, respectively.

	At March 31, 2017
	Normal				Requiring Caution
	J 1-3	J 4-6	Japanese government and local municipal corporations	Other	J 7	Other	Total
	(In millions)
Domestic:
Manufacturing	¥5,220,451	¥2,294,471	¥—	¥1,528,465	¥371,365	¥34,956	¥9,449,708
Agriculture, forestry, fisheries and mining	111,241	45,573	500	5,955	7,905	588	171,762
Construction	271,321	479,408	—	323,281	33,050	16,279	1,123,339
Transportation, communications and public enterprises	3,000,896	1,805,631	129,708	317,943	58,684	18,869	5,331,731
Wholesale and retail	2,182,359	2,483,635	—	733,264	155,778	36,234	5,591,270
Finance and insurance	1,897,381	346,939	3,243	575,688	1,344	15,702	2,840,297
Real estate and goods rental and leasing	5,188,687	3,028,913	35,078	1,496,839	99,237	104,524	9,953,278
Services	1,552,427	2,350,110	34,826	690,201	97,651	45,520	4,770,735
Municipalities	—	—	1,042,346	157,144	—	16,721	1,216,211
Lease financing	—	—	—	2,610,519	—	87,533	2,698,052
Consumer(1)	—	146	—	18,470,768	3,012	183,247	18,657,173
Others	53,091	2,090,278	2,298,829	590,353	94,415	6,101	5,133,067

Total domestic	19,477,854	14,925,104	3,544,530	27,500,420	922,441	566,274	66,936,623

	G 1-3	G 4-6	—	Other	G 7	Other	Total
Foreign:
Public sector	220,796	72,198	—	6,516	—	211	299,721
Financial institutions	2,586,295	431,372	—	1,538,913	—	24,481	4,581,061
Commerce and industry	14,068,055	2,546,812	—	3,778,524	306,315	106,831	20,806,537
Lease financing	24,592	—	—	355,141	—	12,763	392,496
Others	1,219,303	181,808	—	386,418	10,914	10,253	1,808,696

Total foreign	18,119,041	3,232,190	—	6,065,512	317,229	154,539	27,888,511

Total	¥37,596,895	¥18,157,294	¥3,544,530	¥33,565,932	¥1,239,670	¥720,813	¥94,825,134

(1)	The balance in the grade category of “Other” in Consumer includes housing loans, which amounted to ¥13,519,680 million and ¥70,963 million for the borrower category of Normal and Requiring Caution, respectively.

Loans and Advances Past Due but not Impaired by Geography and Industry

The aggregate balances of loans and advances of borrowers with one or more facilities, where any of the facilities are past due for less than three months but not impaired as at March 31, 2018 and 2017 were ¥163,902 million and ¥167,159 million, respectively. Those aggregate balances therefore include individual loans and advances which are not past due. Thus, in the tables below, the SMBC Group provides the amount of loans and advances where the final payment at contractual maturity is past due, by geography and by industry, at March 31, 2018 and 2017. For reference, since all the loans and advances that are past due over three months are treated as impaired, those loans and advances are not included in the tables below.

	At March 31, 2018
	Past due up to 1 month	Past due 1-2 months	Past due 2-3 months	Total
	(In millions)
Domestic:
Manufacturing	¥476	¥50	¥—	¥526
Agriculture, forestry, fisheries and mining	—	—	—	—
Construction	1	10	51	62
Transportation, communications and public enterprises	45	—	—	45
Wholesale and retail	2,240	318	21	2,579
Finance and insurance	65	76	—	141
Real estate and goods rental and leasing	73	44	—	117
Services	245	—	—	245
Lease financing	—	—	—	—
Consumer	55,020	10,298	3,378	68,696
Others	2,791	44	21	2,856

Total domestic	60,956	10,840	3,471	75,267

Foreign:
Financial institutions	11,934	165	1,548	13,647
Commerce and industry	14,822	2,705	13,554	31,081
Others	2,402	1,676	651	4,729

Total foreign	29,158	4,546	15,753	49,457

Total	¥90,114	¥15,386	¥19,224	¥124,724

	At March 31, 2017
	Past due up to 1 month	Past due 1-2 months	Past due 2-3 months	Total
	(In millions)
Domestic:
Manufacturing	¥701	¥153	¥4	¥858
Agriculture, forestry, fisheries and mining	8	—	—	8
Construction	423	118	27	568
Transportation, communications and public enterprises	612	2	—	614
Wholesale and retail	5,436	1,345	235	7,016
Finance and insurance	59	55	—	114
Real estate and goods rental and leasing	832	164	56	1,052
Services	1,421	306	212	1,939
Lease financing	523	51	46	620
Consumer	41,103	12,508	22,666	76,277
Others	3,617	—	531	4,148

Total domestic	54,735	14,702	23,777	93,214

Foreign:
Financial institutions	2,313	234	2,022	4,569
Commerce and industry	17,326	8,418	9,641	35,385
Others	1,822	1,293	621	3,736

Total foreign	21,461	9,945	12,284	43,690

Total	¥76,196	¥24,647	¥36,061	¥136,904

Impaired Loans and Advances by Geography and Industry

The following table shows the impaired loans and advances, by geography and by industry, at March 31, 2018 and 2017.

	At March 31,
	2018	2017
	(In millions)
Domestic:
Manufacturing	¥76,253	¥127,581
Agriculture, forestry, fisheries and mining	6,386	2,251
Construction	13,410	28,082
Transportation, communications and public enterprises	20,899	32,880
Wholesale and retail	98,419	122,719
Finance and insurance	3,022	4,135
Real estate and goods rental and leasing	41,939	147,516
Services	71,903	112,573
Lease financing	—	7,969
Consumer	319,285	363,305
Others	35,661	41,246

Total domestic	687,177	990,257

Foreign:
Public sector	21	25
Financial institutions	1,829	2,371
Commerce and industry	167,458	199,983
Lease financing	—	12,162
Others	22,383	23,890

Total foreign	191,691	238,431

Total impaired loans and advances before allowance for loan losses	878,868	1,228,688

Less: Allowance for loan losses for impaired loans and advances	(369,386)	(532,451)

Net impaired loans and advances	¥509,482	¥696,237

Loans and Advances Whose Terms Have Been Renegotiated

The following table shows loans and advances at March 31, 2018 and 2017 that would otherwise be past due or impaired, but whose terms have been renegotiated without providing any financial concessions. These loans and advances are mainly classified as requiring caution in the table of “Loans and advances neither past due nor impaired” in the section “Loans and advances by credit quality category.”

The SMBC Group continually assesses the creditworthiness of a borrower for whom terms of the loans and advances have been renegotiated, taking into account the actual state of the borrower’s financial position and qualitative factors. Further details are described in “Credit risk evaluation” in the section “Credit risk management methods.” Loans and advances whose terms have been renegotiated and financial concessions have been provided are reported as impaired and included in the table of “Impaired loans and advances” in the section “Loans and advances by credit quality category.”

	At March 31,
	2018	2017
	(In millions)
Renegotiated loans and advances	¥292,466	¥463,092

Trading Assets and Investment Securities Based on External Rating System

The following table shows an analysis of trading assets, financial assets at fair value through profit or loss, held-to-maturity investments and available-for-sale financial assets based on the external rating system at March 31, 2018 and 2017, excluding equity instruments. Collateral is generally not obtained directly from the issuers.

	At March 31, 2018
	Trading assets	Financial assets at fair value through profit or loss	Held-to-maturity investments	Available-for-sale financial assets	Total
	(In millions)
AAA	¥190,650	¥—	¥—	¥4,865,723	¥5,056,373
AA- to AA+	2,399,644	1,518,748	372,459	8,538,879	12,829,730
A- to A+	192,943	—	—	276,042	468,985
Lower than A-	56,458	—	—	532,626	589,084
Unrated	1,453	10,173	—	69,436	81,062

Total	¥2,841,148	¥1,528,921	¥372,459	¥14,282,706	¥19,025,234

Impaired available-for-sale financial assets with a carrying amount of ¥154 million at March 31, 2018 are included in the table above.

	At March 31, 2017
	Trading assets	Financial assets at fair value through profit or loss	Held-to-maturity investments	Available-for-sale financial assets	Total
	(In millions)
AAA	¥242,240	¥—	¥—	¥4,666,664	¥4,908,904
AA- to AA+	2,803,467	1,570,904	1,173,419	6,822,953	12,370,743
A- to A+	236,348	—	—	132,943	369,291
Lower than A-	39,380	—	—	482,097	521,477
Unrated	18,493	12,053	—	19,113	49,659

Total	¥3,339,928	¥1,582,957	¥1,173,419	¥12,123,770	¥18,220,074

Impaired available-for-sale financial assets with a carrying amount of ¥526 million at March 31, 2017 are included in the table above.

VaR by Risk Category

The following tables show the SMBC Group’s VaR by risk category and these figures are prepared based on the internal reporting provided to management. The SMBC Group’s material market risk exposure categories consist of interest rate risk, foreign exchange risk, equities and commodities risk and others. The section headed “VaR for Trading Activity” shows VaR for instruments entered into for trading purposes and the VaR model for the trading book includes principal consolidated subsidiaries. The section headed “VaR for Non-Trading Activity” shows VaR for instruments entered into for purposes other than trading purposes. “Strategic Equity Investment” in the “VaR for Non-Trading Activity” section is a portfolio that consists principally of publicly traded Japanese equities. This portfolio, like that of other financial institutions in Japan, has historically included shares of the SMBC Group’s customers.

(a)	VaR for Trading Activity

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total(1)
	(In billions)
For the fiscal year ended March 31, 2018:
SMBC Consolidated
Maximum	¥3.2	¥4.3	¥3.9	¥3.6	¥11.2
Minimum	1.3	1.2	0.0	1.4	3.5
Daily average	2.1	2.4	1.5	2.3	7.2
At March 31, 2018	2.6	3.6	0.0	3.2	8.1
SMFG Consolidated
Maximum	¥30.9	¥5.0	¥11.4	¥3.6	¥39.5
Minimum	6.7	1.5	4.3	1.4	14.5
Daily average	12.3	3.0	6.3	2.3	22.1
At March 31, 2018	11.3	4.3	4.3	3.2	21.5

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total(1)
	(In billions)
For the fiscal year ended March 31, 2017:
SMBC Consolidated
Maximum	¥19.2	¥3.1	¥5.3	¥2.5	¥22.6
Minimum	1.5	1.0	0.3	1.2	3.9
Daily average	8.1	1.7	1.8	1.7	11.8
At March 31, 2017	1.9	1.2	0.4	1.7	3.9
SMFG Consolidated
Maximum	¥27.9	¥3.9	¥5.8	¥2.5	¥34.0
Minimum	10.3	1.2	1.1	1.2	13.1
Daily average	16.1	1.9	3.1	1.7	21.4
At March 31, 2017	16.7	1.6	4.2	1.7	23.6

(1)	Total for “Maximum,” “Minimum,” and “Daily average” represent the maximum, minimum and daily average of the total of the trading book. For certain subsidiaries, the SMBC Group employs the standardized method and/or the historical simulation method for the VaR calculation method.

(b)	VaR for Non-Trading Activity

(i)	Banking

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total(1)
	(In billions)
For the fiscal year ended March 31, 2018:
SMBC Consolidated
Maximum	¥31.5	¥0.0	¥39.9	¥0.0	¥54.5
Minimum	25.2	0.0	21.5	0.0	38.0
Daily average	27.4	0.0	30.4	0.0	44.4
At March 31, 2018	31.3	0.0	28.1	0.0	45.7
SMFG Consolidated
Maximum	¥34.0	¥0.0	¥39.9	¥0.0	¥57.0
Minimum	27.8	0.0	21.6	0.0	40.8
Daily average	30.2	0.0	30.5	0.0	47.2
At March 31, 2018	33.7	0.0	28.1	0.0	48.2

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total(1)
	(In billions)
For the fiscal year ended March 31, 2017:
SMBC Consolidated
Maximum	¥34.2	¥0.0	¥38.9	¥0.0	¥49.9
Minimum	23.2	0.0	24.7	0.0	37.8
Daily average	27.0	0.0	32.1	0.0	43.0
At March 31, 2017	27.4	0.0	34.2	0.0	44.1
SMFG Consolidated
Maximum	¥37.3	¥0.0	¥38.9	¥0.0	¥53.2
Minimum	26.4	0.0	24.8	0.0	40.2
Daily average	30.0	0.0	32.2	0.0	46.1
At March 31, 2017	30.6	0.0	34.3	0.0	47.4

(1)	Total for “Maximum,” “Minimum,” and “Daily average” represent the maximum, minimum and daily average of the total of the banking book.

(ii)	Strategic Equity Investment

Equities risk
(In billions)
For the fiscal year ended March 31, 2018:
SMBC Consolidated
Maximum	¥1,622.9
Minimum	1,309.8
Daily average	1,456.6
At March 31, 2018	1,389.4

SMFG Consolidated
Maximum	¥1,855.9
Minimum	1,488.1
Daily average	1,664.2
At March 31, 2018	1,603.6

Equities risk
(In billions)
For the fiscal year ended March 31, 2017:
SMBC Consolidated
Maximum	¥1,421.0
Minimum	1,146.2
Daily average	1,303.7
At March 31, 2017	1,361.8

SMFG Consolidated
Maximum	¥1,603.9
Minimum	1,272.8
Daily average	1,460.5
At March 31, 2017	1,544.5

Decline in Economic Value Based on Interest Rate Risk

The decline in economic value based on the outlier framework of SMBC on a consolidated basis is shown in the following table.

At March 31, 2017
(In billions, except percentages)
SMBC Consolidated
Total	¥150.5
Impact of yen interest rates	77.2
Impact of U.S. dollar interest rates	50.8
Impact of euro interest rates	8.8
Percentage of total capital	1.5%

Note:	Decline in economic value is the decline of the present value of a banking portfolio after interest rate shocks (1st and 99th percentile of observed interest rate changes using a one-year holding period and an observation period of five years).

Maturity Analysis of Contractual Undiscounted Cash Flows for Financial Liabilities

The following tables show a maturity analysis of the contractual undiscounted cash flows for financial liabilities at March 31, 2018 and 2017. The amount of interest on debt instruments is not included in the maturity tables below due to its insignificance.

	At March 31, 2018
	On demand	Not later than three months	Later than three months and not later than one year	Later than one year and not later than three years	Later than three years and not later than five years	Later than five years	Total
	(In millions)
Non-derivative financial instruments:
Deposits	¥79,239,076	¥31,907,636	¥12,755,005	¥3,189,790	¥701,374	¥654,717	¥128,447,598
Call money and bills sold	47,942	1,141,653	1,334	—	—	—	1,190,929
Repurchase agreements and cash collateral on securities lent	20,833	12,001,760	—	—	—	—	12,022,593
Trading liabilities	2,143,899	—	—	—	—	—	2,143,899
Borrowings	61,205	435,708	6,765,228	601,326	652,481	2,126,169	10,642,117
Debt securities in issue	—	2,407,601	950,334	1,818,271	2,185,578	3,227,737	10,589,521
Lease payable	—	683	1,884	2,999	1,665	3,086	10,317
Other financial liabilities	2,554,069	4,129,478	4,342	139	—	3,014	6,691,042
Off balance sheet items:
Loan commitments	60,107,128	—	—	—	—	—	60,107,128
Financial guarantee contracts	8,426,245	—	—	—	—	—	8,426,245

Total non-derivative financial instruments	¥152,600,397	¥52,024,519	¥20,478,127	¥5,612,525	¥3,541,098	¥6,014,723	¥240,271,389

Derivative financial instruments	¥3,498,016	¥—	¥—	¥—	¥—	¥—	¥3,498,016

	At March 31, 2017
	On demand	Not later than three months	Later than three months and not later than one year	Later than one year and not later than three years	Later than three years and not later than five years	Later than five years	Total
	(In millions)
Non-derivative financial instruments:
Deposits	¥76,476,402	¥32,358,045	¥16,420,032	¥3,303,700	¥961,405	¥755,341	¥130,274,925
Call money and bills sold	30,563	2,052,776	362	4,319	—	—	2,088,020
Repurchase agreements and cash collateral on securities lent	1,902	9,414,026	8,578	—	—	—	9,424,506
Trading liabilities	2,071,584	—	—	—	—	—	2,071,584
Borrowings	69,370	926,538	6,960,401	868,247	949,406	2,364,402	12,138,364
Debt securities in issue	—	3,205,952	1,422,649	1,527,880	2,213,439	2,806,492	11,176,412
Lease payable	—	7,042	20,859	48,550	30,408	6,129	112,988
Other financial liabilities	2,223,233	4,863,181	11,397	14,966	12,458	75,902	7,201,137
Off balance sheet items:
Loan commitments	62,357,210	—	—	—	—	—	62,357,210
Financial guarantee contracts	7,924,711	—	—	—	—	—	7,924,711

Total non-derivative financial instruments	¥151,154,975	¥52,827,560	¥24,844,278	¥5,767,662	¥4,167,116	¥6,008,266	¥244,769,857

Derivative financial instruments	¥3,889,694	¥—	¥—	¥—	¥—	¥—	¥3,889,694

Notes:

1.	Embedded derivatives which are separately accounted for, but presented together with the host contract in the consolidated statement of financial position are not included in the contractual tables above as they relate to the interest cash flow of the host contract, which are also not included in the tables above.
2.	Derivative financial instruments are recorded at fair value and included in the column “On demand.” These instruments are not used for hedging under IAS 39 and the fair value represents the cash flow on demand.

Balance of Loans and Advances and Deposits

The following table presents the balance of loans and advances, and deposits at March 31, 2018 and 2017. The balance of deposits, which was mainly composed of individual customer deposits at March 31, 2018 and 2017, exceeded the balance of loans and advances at the same time due to the stable deposit base in Japan.

	At March 31,
	2018	2017
	(In millions)
Loans and advances	¥85,129,070	¥95,273,845
Deposits	128,461,527	130,295,290

Deposits by Domestic and Foreign Offices

The following table presents a breakdown of deposits by domestic and foreign offices. Domestic inter-bank money was classified as “Call money and bills sold” and not included in “Deposits” in the consolidated statement of financial position. Over half of domestic deposits was composed of individual customer deposits.

	At March 31,
	2018	2017
	(In millions)
Domestic offices:
Non-interest-bearing demand deposits	¥ 20,370,064	¥ 18,737,973
Interest-bearing demand deposits	49,580,166	48,879,089
Deposits at notice	855,978	1,066,201
Time deposits	18,185,591	22,269,409
Negotiable certificates of deposit	5,408,021	6,021,236
Others	7,338,619	7,290,869

Total domestic offices	101,738,439	104,264,777

Foreign offices:
Non-interest-bearing demand deposits	1,241,450	1,115,579
Interest-bearing demand deposits	2,574,099	2,402,906
Deposits at notice	9,499,686	9,264,068
Time deposits	7,469,541	7,256,466
Negotiable certificates of deposit	5,812,264	5,859,702
Others	126,048	131,792

Total foreign offices	26,723,088	26,030,513

Total deposits	¥128,461,527	¥130,295,290

Regulatory Capital Requirements

The table below presents the SMBC Group’s total capital ratio, total capital and risk-weighted assets under Japanese GAAP at March 31, 2018 and 2017 based on the Basel III rules.

	At March 31,
	2018	2017
	(In billions, except percentages)
SMFG Consolidated:
Total risk-weighted capital ratio	19.36%	16.93%
Tier 1 risk-weighted capital ratio	16.69%	14.07%
Common Equity Tier 1 risk-weighted capital ratio	14.50%	12.17%
Total capital (Common Equity Tier 1 capital + Additional Tier 1 capital + Tier 2 capital)	¥12,304.1	¥11,973.7
Tier 1 capital (Common Equity Tier 1 capital + Additional Tier 1 capital)	10,610.2	9,946.2
Common Equity Tier 1 capital	9,217.4	8,608.5
Risk-weighted assets	63,540.3	70,683.5
The amount of minimum total capital requirements(1)	5,083.2	5,654.7

(1)	The amount of minimum total capital requirements is calculated by multiplying risk-weighted assets by 8%.